13. Income Taxes: Schedule of Expiration of Non-capital losses (Details)	Jul. 31, 2019 CAD ($)
Non-capital losses carried forward	$ 28,088,000
Loss Carryforward - Expiration in 2030
Non-capital losses carried forward	300
Loss Carryforward - Expiration in 2031
Non-capital losses carried forward	96,900
Loss Carryforward - Expiration in 2032
Non-capital losses carried forward	139,400
Loss Carryforward - Expiration in 2033
Non-capital losses carried forward	225,600
Loss Carryforward - Expiration in 2034
Non-capital losses carried forward	18,300
Loss Carryforward - Expiration in 2035
Non-capital losses carried forward	122,000
Loss Carryforward - Expiration in 2036
Non-capital losses carried forward	60,000
Loss Carryforward - Expiration in 2037
Non-capital losses carried forward	32,500
Loss Carryforward - Expiration in 2038
Non-capital losses carried forward	5,125,000
Loss Carryforward - Expiration in 2039
Non-capital losses carried forward	$ 22,268,000